Administrative expenses - Loss allowance on trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative expenses.
Impairment loss (reversal of impairment loss) on trade receivables, net	$ (34,031)	$ 13,081	$ 27,944